PROVISIONS - Other Risks Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Additional provisions	€ 31,714
Other risks
Disclosure of other provisions [line items]
Additional provisions	8,339	€ 21,662	€ 8,535
Cost Of Sales | Other risks
Disclosure of other provisions [line items]
Additional provisions	8,065	4,499	3,847
Other expenses, net | Other risks
Disclosure of other provisions [line items]
Additional provisions	0	14,559	4,111
Selling, general and administrative costs | Other risks
Disclosure of other provisions [line items]
Additional provisions	274	2,604	8
Income tax expense | Other risks
Disclosure of other provisions [line items]
Additional provisions	€ 0	€ 0	€ 569